PREPAYMENTS	12 Months Ended
Dec. 31, 2025
Current prepayments and current accrued income including current contract assets [abstract]
Prepayments	NOTE 16 – PREPAYMENTS

USDm	2025	2024	2023
Prepaid operating expenses	1.9	1.7	1.2
Prepaid bareboat hire	0.2	2.8	0.8
Prepaid customer contract assets	1.6	2.4	2.5
Vessel lease extinguishment prepayment	29.1	—	—
Other prepayments	6.3	5.3	10.7
Balance as of December 31	39.1	12.2	15.2